Subsequent Events (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Jan. 15, 2020	Jan. 10, 2020	Aug. 31, 2020	Feb. 20, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Aug. 27, 2020	Jun. 30, 2020	Dec. 31, 2018
Proceeds from Convertible debt						$ 880,000
Convertible debt							$ 1,500,000
Landsea Homes [Member]
Real estate net assets									$ 28,900,000
Non-controlling interest						$ 17,892,000	$ 1,303,000		$ 1,200,000	$ 12,571,000
Landsea Homes [Member] | LHI [Member]
Ownership percentage								100.00%
Landsea Homes [Member] | Merger Agreement [Member] | LHI [Member]
Business acquisition, shares received, shares			32,557,303
Proceeds from business acquisition			$ 344,000,000
Shares price			$ 10.56
Prot
Service cost				$ 12,500
Subsequent Event [Member]
Proceeds from Convertible debt		$ 130,000
Convertible debt		$ 880,000
Subsequent Event [Member] | Prot
Service cost				$ 12,500
Subsequent Event [Member] | Garrett Walker Homes [Member] | Landsea Homes [Member]
Ownership percentage	100.00%
Consideration transferred	$ 133,400,000
Proceeds from line of credit	$ 70,000,000
Subsequent Event [Member] | Joint Venture [Member] | Landsea Homes [Member]
Impairment charge					$ 13,800,000